Reserves for Future Policy Benefits and Contract Owner Account Balances (Tables)	12 Months Ended
Dec. 31, 2012
Insurance [Abstract]
Schedule of future policy benefits and contract owner account balances
Future policy benefits and contract owner account balances were as follows as of December 31, 2012 and 2011:

	2012	2011
Future policy benefits:
Individual and group life insurance contracts	$8,686.1	$8,655.4
Guaranteed benefits on annuity contracts, and payout contracts with life contingencies	6,371.5	6,472.6
Accident and health and other	436.0	498.7
Total	$15,493.6	$15,626.7

Contract owner account balances:
Guaranteed investment contracts and funding agreements	$3,642.8	$5,398.6
Universal life contracts	16,773.7	16,539.4
Fixed annuities and payout contracts without life contingencies	37,576.1	38,460.6
Fixed indexed annuities	12,427.1	12,187.1
Other	142.4	146.0
Total	$70,562.1	$72,731.7